UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2021

LEGG MASON

LOW VOLATILITY

HIGH DIVIDEND ETF

LVHD

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Legg Mason Funds held in your account with your financial intermediary.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to track the investment results of an index composed of equity securities of U.S. companies with relatively high yield and low price and earnings volatility.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Low Volatility High Dividend ETF for the six-month reporting period ended April 30, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 28, 2021

II	Legg Mason Low Volatility High Dividend ETF

Performance review

For the six months ended April 30, 2021, Legg Mason Low Volatility High Dividend ETF generated a 25.93% return on a net asset value (“NAV”)i basis and 26.08% based on its market priceii per share.

The performance table shows the Fund’s total return for the six months ended April 30, 2021 based on its NAV and market price as of April 30, 2021. The Fund seeks to track the investment results of an index composed of equity securities of U.S. companies with relatively high yield and low price and earnings volatility, the QS Low Volatility High Dividend Indexiii, which returned 26.07% for the same period. The Fund’s broad-based market index, the Russell 3000 Indexiv, returned 31.08% over the same time frame. The Lipper Multi-Cap Value Funds Category Averagev returned 39.75% for the period. Please note that Lipper performance returns are based on each fund’s NAV.

Performance Snapshot as of April 30, 2021 (unaudited)
6 months
Legg Mason Low Volatility High Dividend ETF:
$36.33 (NAV)	25.93%*†
$36.36 (Market Price)	26.08%*‡
QS Low Volatility High Dividend Index	26.07%
Russell 3000 Index	31.08%
Lipper Multi-Cap Value Funds Category Average	39.75%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.leggmason.com/etf.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF. Market price returns are typically based upon the official closing price of the Fund’s shares. These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.leggmason.com/etf.

As of the Fund’s current prospectus dated March 1, 2021, the gross total annual fund operating expense ratio for the Fund was 0.27%.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, at market price, which typically is based upon the official closing price of the Fund’s shares.

Legg Mason Low Volatility High Dividend ETF	III

Performance review (cont’d)

Looking for additional information?

The Fund’s daily NAV is available online at www.leggmason.com/etf. The Fund is traded under the symbol “LVHD” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern time, for the Fund’s current NAV, market price and other information.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 28, 2021

RISKS: Equity securities are subject to market and price fluctuations. Dividends are not guaranteed, and a company may reduce or eliminate its dividend at any time. In rising markets, the value of large-cap stocks may not rise as much as smaller-cap stocks. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The Fund may focus its investments in certain industries, increasing its vulnerability to market volatility. There is no guarantee that the Fund will achieve a high degree of correlation to the index it seeks to track. The Fund does not seek to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. An index is a statistical composite that tracks a specified financial market, sector or rules-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	Legg Mason Low Volatility High Dividend ETF

[i]	Net Asset Value (NAV) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

ii	Market Price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market Price may differ from the Fund’s NAV.

iii

The QS Low Volatility High Dividend Index (the “Underlying Index”) seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Underlying Index is based on a proprietary methodology created and sponsored by QS Investors, LLC (“QS Investors”), the Fund’s subadviser. QS Investors is affiliated with both Legg Mason Partners Fund Advisor, LLC (“LMPFA”), the Fund’s investment manager, and the Fund. The Underlying Index is composed of stocks of U.S. companies across a wide range of market capitalizations, including the largest 3,000 U.S. stocks as determined by the Solactive US Broad Market Index. Stocks in the Underlying Index must have demonstrated profitability over the last four fiscal quarters as a whole. Stocks whose yields are not supported by earnings are excluded from the Underlying Index. QS Investors anticipates that the number of component securities in the Underlying Index will range from 50 to 100, but this number may vary due to market movements. The Underlying Index’s components are reconstituted annually and rebalanced quarterly. The Underlying Index may include large-, mid- or small- capitalization companies. The Fund’s portfolio is rebalanced when the Underlying Index is rebalanced or reconstituted. The components of the Underlying Index, and the degree to which these components represent certain sectors and industries, may change over time.

iv	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

[v]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 624 funds in the Fund’s Lipper category.

Legg Mason Low Volatility High Dividend ETF	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2021 and October 31, 2020 and does not include derivatives such as futures contracts. The composition of the Fund’s investments is subject to change at any time.

Legg Mason Low Volatility High Dividend ETF 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on November 1, 2020 and held for the six months ended April 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
25.93%	$1,000.00	$1,259.30	0.27%	$1.51	5.00%	$1,000.00	$1,023.46	0.27%	$1.35

[1]	For the six months ended April 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2	Legg Mason Low Volatility High Dividend ETF 2021 Semi-Annual Report

Schedule of investments (unaudited)

April 30, 2021

Legg Mason Low Volatility High Dividend ETF

Security	Shares	Value
Common Stocks — 99.3%
Communication Services — 7.5%
Diversified Telecommunication Services — 2.3%
Verizon Communications Inc.	289,664	$16,739,682
Media — 5.2%
Interpublic Group of Cos. Inc.	553,204	17,564,227
Omnicom Group Inc.	254,680	20,949,977
Total Media		38,514,204
Total Communication Services		55,253,886
Consumer Staples — 23.5%
Beverages — 4.8%
Coca-Cola Co.	340,728	18,392,497
PepsiCo Inc.	117,362	16,918,906
Total Beverages		35,311,403
Food & Staples Retailing — 2.5%
Kroger Co.	501,630	18,329,560
Food Products — 9.6%
Archer-Daniels-Midland Co.	291,804	18,421,587
Campbell Soup Co.	183,863	8,779,458
Conagra Brands Inc.	237,361	8,803,720
General Mills Inc.	268,956	16,368,662
Hormel Foods Corp.	150,462	6,951,344
Kellogg Co.	183,250	11,438,465
Total Food Products		70,763,236
Household Products — 6.6%
Clorox Co.	84,240	15,373,800
Kimberly-Clark Corp.	126,244	16,830,850
Procter & Gamble Co.	125,702	16,771,161
Total Household Products		48,975,811
Total Consumer Staples		173,380,010
Financials — 3.7%
Banks — 1.9%
First Hawaiian Inc.	121,773	3,343,887
FNB Corp.	223,346	2,878,930
Park National Corp.	5,225	653,595
People’s United Financial Inc.	332,872	6,034,969
WesBanco Inc.	25,796	936,137
Total Banks		13,847,518
Capital Markets — 0.8%
Bank of New York Mellon Corp.	81,597	4,070,059

See Notes to Financial Statements.

Legg Mason Low Volatility High Dividend ETF 2021 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

April 30, 2021

Legg Mason Low Volatility High Dividend ETF

Security	Shares	Value
Capital Markets — continued
Cohen & Steers Inc.	9,953	$677,003
Waddell & Reed Financial Inc., Class A Shares	60,685	1,515,911
Total Capital Markets		6,262,973
Insurance — 0.2%
American National Group Inc.	4,418	500,780
Mercury General Corp.	16,040	998,811
Safety Insurance Group Inc.	4,959	406,787
Total Insurance		1,906,378
Thrifts & Mortgage Finance — 0.8%
New York Community Bancorp Inc.	426,678	5,103,069
Provident Financial Services Inc.	22,455	529,264
Total Thrifts & Mortgage Finance		5,632,333
Total Financials		27,649,202
Health Care — 13.4%
Biotechnology — 4.4%
AbbVie Inc.	147,306	16,424,619
Amgen Inc.	66,300	15,888,132
Total Biotechnology		32,312,751
Health Care Providers & Services — 2.3%
CVS Health Corp.	220,444	16,841,922
Pharmaceuticals — 6.7%
Johnson & Johnson	105,458	17,161,180
Merck & Co. Inc.	201,160	14,986,420
Pfizer Inc.	454,491	17,566,077
Total Pharmaceuticals		49,713,677
Total Health Care		98,868,350
Industrials — 13.4%
Aerospace & Defense — 2.5%
General Dynamics Corp.	96,449	18,347,493
Air Freight & Logistics — 2.4%
United Parcel Service Inc., Class B Shares	87,879	17,915,013
Commercial Services & Supplies — 0.1%
CoreCivic Inc.	114,166	887,070	*
Electrical Equipment — 5.3%
Eaton Corp. PLC	140,196	20,038,214
Emerson Electric Co.	206,919	18,724,101
Total Electrical Equipment		38,762,315
Industrial Conglomerates — 2.6%
3M Co.	97,435	19,208,336

See Notes to Financial Statements.

4	Legg Mason Low Volatility High Dividend ETF 2021 Semi-Annual Report

Legg Mason Low Volatility High Dividend ETF

Security	Shares	Value
Trading Companies & Distributors — 0.5%
Fastenal Co.	66,600	$3,481,848
Total Industrials		98,602,075
Information Technology — 8.1%
Communications Equipment — 1.1%
Juniper Networks Inc.	312,953	7,945,877
IT Services — 4.1%
Paychex Inc.	168,213	16,399,086
Western Union Co.	524,653	13,515,061
Total IT Services		29,914,147
Technology Hardware, Storage & Peripherals — 2.9%
Seagate Technology PLC	233,623	21,689,559
Total Information Technology		59,549,583
Materials — 1.6%
Containers & Packaging — 1.6%
Packaging Corp. of America	80,459	11,879,771
Real Estate — 14.1%
Equity Real Estate Investment Trusts (REITs) — 14.1%
Agree Realty Corp.	32,984	2,320,754
Crown Castle International Corp.	82,204	15,541,488
CubeSmart	166,156	7,035,045
Four Corners Property Trust Inc.	30,043	867,342
Gaming and Leisure Properties Inc.	120,017	5,579,590
Getty Realty Corp.	12,026	379,781
Highwoods Properties Inc.	61,666	2,762,020
Industrial Logistics Properties Trust	38,754	961,099
Kimco Realty Corp.	312,617	6,564,957
Lamar Advertising Co., Class A Shares	32,763	3,244,848
Lexington Realty Trust	105,907	1,296,302
Life Storage Inc.	55,871	5,366,968
LTC Properties Inc.	18,255	776,385
Macerich Co.	606,228	8,359,884
National Health Investors Inc.	19,316	1,417,988
National Retail Properties Inc.	91,770	4,259,963
Piedmont Office Realty Trust Inc., Class A Shares	71,344	1,328,425
Public Storage	65,148	18,317,012
Realty Income Corp.	176,135	12,179,735
STORE Capital Corp.	155,015	5,547,987
Total Real Estate		104,107,573

See Notes to Financial Statements.

Legg Mason Low Volatility High Dividend ETF 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2021

Legg Mason Low Volatility High Dividend ETF

Security		Shares	Value
Utilities — 14.0%
Electric Utilities — 7.3%
ALLETE Inc.		34,618	$2,435,722
Alliant Energy Corp.		93,119	5,230,494
American Electric Power Co. Inc.		205,405	18,221,478
Exelon Corp.		78,954	3,548,193
Hawaiian Electric Industries Inc.		28,176	1,213,259
Pinnacle West Capital Corp.		95,003	8,042,004
PPL Corp.		530,008	15,439,133
Total Electric Utilities			54,130,283
Multi-Utilities — 6.7%
Consolidated Edison Inc.		186,450	14,433,095
DTE Energy Co.		131,047	18,349,201
Public Service Enterprise Group Inc.		262,484	16,578,489
Total Multi-Utilities			49,360,785
Total Utilities			103,491,068
Total Investments before Short-Term Investments (Cost — $608,245,751)			732,781,518

	Rate
Short-Term Investments — 0.5%
Invesco Treasury Portfolio, Institutional Class (Cost — $3,338,669)	0.010%	3,338,669	3,338,669
Total Investments — 99.8% (Cost — $611,584,420)			736,120,187
Other Assets in Excess of Liabilities — 0.2%			1,477,639
Total Net Assets — 100.0%			$737,597,826

* Non-income producing security.

At April 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	18	6/21	$3,568,183	$3,756,960	$188,777

See Notes to Financial Statements.

6	Legg Mason Low Volatility High Dividend ETF 2021 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2021

Assets:
Investments, at value (Cost — $611,584,420)	$736,120,187
Dividends and interest receivable	1,448,007
Receivable from broker — net variation margin on open futures contracts	188,777
Receivable for Fund shares sold	1,359
Total Assets	737,758,330

Liabilities:
Investment management fee payable	159,068
Deposits from brokers for open futures contracts	1,436
Total Liabilities	160,504
Total Net Assets	$737,597,826

Net Assets:
Par value (Note 5)	$203
Paid-in capital in excess of par value	708,541,434
Total distributable earnings (loss)	29,056,189
Total Net Assets	$737,597,826

Shares Outstanding	20,300,000

Net Asset Value	$36.33

See Notes to Financial Statements.

Legg Mason Low Volatility High Dividend ETF 2021 Semi-Annual Report	7

Statement of operations (unaudited)

For the Six Months Ended April 30, 2021

Investment Income:
Dividends	$11,976,756
Interest	172
Total Investment Income	11,976,928

Expenses:
Investment management fee (Note 2)	937,580
Total Expenses	937,580
Net Investment Income	11,039,348

Realized and Unrealized Gain on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	18,468,308
Futures contracts	731,136
Net Realized Gain	19,199,444
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	130,661,507
Futures contracts	418,399
Change in Net Unrealized Appreciation (Depreciation)	131,079,906
Net Gain on Investments and Futures Contracts	150,279,350
Increase in Net Assets From Operations	$161,318,698

See Notes to Financial Statements.

8	Legg Mason Low Volatility High Dividend ETF 2021 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2021 (unaudited) and the Year Ended October 31, 2020	2021	2020

Operations:
Net investment income	$11,039,348	$27,645,854
Net realized gain (loss)	19,199,444	(48,507,089)
Change in net unrealized appreciation (depreciation)	131,079,906	(75,372,086)
Increase (Decrease) in Net Assets From Operations	161,318,698	(96,233,321)

Distributions to Shareholders From (Note 1):
Total distributable earnings	(12,175,013)	(26,558,647)
Decrease in Net Assets From Distributions to Shareholders	(12,175,013)	(26,558,647)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (2,250,000 and 11,700,000 shares issued, respectively)	72,154,536	357,084,480
Cost of shares repurchased (4,800,000 and 13,250,000 shares repurchased, respectively)	(154,689,907)	(387,325,237)
Decrease in Net Assets From Fund Share Transactions	(82,535,371)	(30,240,757)
Increase (Decrease) in Net Assets	66,608,314	(153,032,725)

Net Assets:
Beginning of period	670,989,512	824,022,237
End of period	$737,597,826	$670,989,512

See Notes to Financial Statements.

Legg Mason Low Volatility High Dividend ETF 2021 Semi-Annual Report	9

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
	2021[1,2]	2020[2]	2019[2]	2018[2]	2017[2]	2016[2,3]

Net asset value, beginning of period	$29.36	$33.77	$30.19	$30.60	$27.55	$24.96

Income (loss) from operations:
Net investment income	0.52	1.13	1.11	1.09	1.03	0.80
Net realized and unrealized gain (loss)	7.00	(4.45)	3.36	(0.41)	3.03	2.26	[4]
Total income (loss) from operations	7.52	(3.32)	4.47	0.68	4.06	3.06

Less distributions from:
Net investment income	(0.55)	(1.09)	(0.89)	(1.09)	(1.01)	(0.47)
Total distributions	(0.55)	(1.09)	(0.89)	(1.09)	(1.01)	(0.47)

Net asset value, end of period	$36.33	$29.36	$33.77	$30.19	$30.60	$27.55
Total return, based on NAV[5]	25.93%	(9.90)%	15.15%	2.25%	14.89%	12.28%

Net assets, end of period (000s)	$737,598	$670,990	$824,022	$578,080	$446,764	$95,045

Ratios to average net assets:
Gross expenses	0.27%[6]	0.27%	0.27%	0.27%	0.29%	0.30%[6]
Net expenses	0.27 [6]	0.27	0.27	0.27	0.29	0.30	[6]
Net investment income	3.18 [6]	3.69	3.50	3.60	3.45	3.42	[6]

Portfolio turnover rate[7]	22%	48%	29%	44%	28%	48%

[1]	For the six months ended April 30, 2021 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the period December 28, 2015 (inception date) to October 31, 2016.

[4]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

10	Legg Mason Low Volatility High Dividend ETF 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and trade at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS Low Volatility High Dividend Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Underlying Index is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use

Legg Mason Low Volatility High Dividend ETF 2021 Semi-Annual Report	11

Notes to financial statements (unaudited) (cont’d)

inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

12	Legg Mason Low Volatility High Dividend ETF 2021 Semi-Annual Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$732,781,518	—	—	$732,781,518
Short-Term Investments†	3,338,669	—	—	3,338,669
Total Investments	$736,120,187	—	—	$736,120,187
Other Financial Instruments:
Futures Contracts	$188,777	—	—	$188,777
Total	$736,308,964	—	—	$736,308,964

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain or manage exposure to certain assets classes, sectors, or markets or for cash management purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For

Legg Mason Low Volatility High Dividend ETF 2021 Semi-Annual Report	13

Notes to financial statements (unaudited) (cont’d)

certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

14	Legg Mason Low Volatility High Dividend ETF 2021 Semi-Annual Report

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of April 30, 2021, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(f) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Legg Mason Low Volatility High Dividend ETF 2021 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement.

Under the investment management agreement and subject to the general supervision of the Fund’s Board of Trustees, LMPFA provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.27% of the Fund’s average daily net assets.

As compensation for its subadvisory services, LMPFA pays QS Investors 90% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

Legg Mason Investor Services, LLC (“LMIS”) serves as the distributor of Creation Units for the Fund on an agency basis. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

16	Legg Mason Low Volatility High Dividend ETF 2021 Semi-Annual Report

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$152,443,966
Sales	149,346,078

During the six months ended April 30, 2021, in-kind transactions (Note 5) were as follows:

Contributions	$72,153,840
Redemptions	154,896,856
Realized gain (loss)*	27,256,743

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.

The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statement of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statement of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.

At April 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$611,584,420	$132,317,015	$(7,781,248)	$124,535,767
Futures contracts	—	188,777	—	188,777

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2021.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$188,777

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

Legg Mason Low Volatility High Dividend ETF 2021 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$731,136

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$418,399

During the six months ended April 30, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$4,269,087

5. Fund share transactions

At April 30, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

6. Deferred capital losses

As of October 31, 2020, the Fund had deferred capital losses of $115,301,998, which have no expiration date, that will be available to offset future taxable capital gains.

7. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered

18	Legg Mason Low Volatility High Dividend ETF 2021 Semi-Annual Report

Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

8. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

Legg Mason Low Volatility High Dividend ETF 2021 Semi-Annual Report	19

Legg Mason

Low Volatility High Dividend ETF

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten*

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

* Effective January 1, 2021, Ms. Duersten became Chair.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason Low Volatility High Dividend ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Legg Mason Low Volatility High Dividend ETF

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Low Volatility High Dividend ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

ETF Index Disclaimers

Solactive AG does not sponsor, promote, sell or support in any manner the Legg Mason Low Volatility High Dividend ETF (the “Fund”). Solactive AG does not offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive US Broad Market Index (the “Solactive Index” or the “Underlying Index”) and/or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Solactive Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in the Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the Fund.

Solactive AG does not offer any express or implicit guarantee or assurance either with regard to the results of using the Fund’s Underlying Index and/or Underlying Index trade mark or the Underlying Index Price at any time or in any other respect. The Fund’s Underlying Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or Underlying Index trade mark for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in the Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the Fund.

QS Investors, LLC (“QS Investors”) does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and QS Investors shall not have any liability for any errors, omissions or interruptions therein. QS Investors makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index, or any data included therein, either in connection with the Fund or for any other use. QS Investors makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall QS Investors have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

ETFF275567 6/21 SR21-4164

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit  99.CERT

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: June 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: June 25, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: June 25, 2021